Short-term Investment And Investments Under Fair Value (Tables)	12 Months Ended
Feb. 28, 2026
Investments [Abstract]
Schedule of Short Term Investment	Short-term investments as of February 28, 2025 and 2026 were as follows:

	As of
	February 28, 2025	February 28, 2026
	RMB	RMB	USD
Term deposits	13,905	—	—
Total	13,905	—	—

Schedule of Investments Under Fair Value

Investments under fair value as of February 28, 2025 and 2026 were as follows:

	As of
	February 28, 2025	February 28, 2026
	RMB	RMB	USD
Short-term investments under fair value	37,953	88,256	12,869
Total	37,953	88,256	12,869

Long-term investments under fair value, current	3,584	6,952	1,014
Long-term investments under fair value, non-current	99,571	143,886	20,981
Total	103,155	150,838	21,995

Schedule of Short Term Investment and Investments Under Fair Value Measured on Recurring Basis

Short-term investment and investments under fair value measured on a recurring basis or disclosed at fair value as of February 28, 2025 are summarized below:

	Total Fair Value	Total Fair Value	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	RMB	USD	RMB	RMB	RMB
As of February 28, 2025
Short-term investments	13,905	1,909	—	13,905	—
Short-term investments under fair value	37,953	5,211	37,953	—	—
Long-term investments under fair value, current	3,584	492	3,584	—	—
Long-term investments under fair value, non-current	99,571	13,672	34,251	65,320	—

Short-term investment and investments under fair value measured on a recurring basis or disclosed at fair value as of February 28, 2026 are summarized below:

	Total Fair Value	Total Fair Value	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	RMB	USD	RMB	RMB	RMB
As of February 28, 2026
Short-term investments under fair value	88,256	12,869	—	88,256	—
Long-term investments under fair value, current	6,952	1,014	6,952	—	—
Long-term investments under fair value, non-current	143,886	20,981	73,301	70,585	—